Restructuring and Other Charges - Schedule of Restructuring and Other Charges (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Asset impairments					$ 311	$ 328	$ 100
Layoff costs					199	157	152
Legal matters in Italy					201
Net loss on divestitures of businesses					25	214
Resolution of a legal matter							391
Other					254	181	73
Reversals of previously recorded layoff and other exit costs					(7)	(17)	(4)
Restructuring and other charges	$ 17	$ 54	$ 109	$ 297	$ 983	$ 863	$ 712